Expense Example {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-10 - Growth Opportunities Portfolio	Apr. 30, 2022 USD ($)
VIP Growth Opportunities Portfolio-Initial VIP
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	786
VIP Growth Opportunities Portfolio-Service VIP
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
VIP Growth Opportunities Portfolio-Service 2 VIP
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084